Consolidated Balance Sheets (Parenthetical) - USD ($)	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Convertible promissory debt discount	$ 0	$ 33,760	$ 20,178
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	74,500,000	74,500,000	74,500,000
Common stock, shares outstanding	49,813,861	18,671,159	13,458,752
Common stock, shares issued	49,813,861	18,671,159
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000	500,000	500,000
Common stock, shares outstanding	250,000	102,000	102,000
Common stock, shares issued	250,000	102,000